Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited)
18.	Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited)
Merger with Coherus BioSciences, Inc.
On June 15, 2023, the Company entered the Merger Agreement by and among Parent and the Merger Subs. Under the Merger Agreement, at the effective time of the First Merger (the “
Effective Time
”), each share of common stock, $0.0001 par value per share, of the Company (the “
Company Common Stock
”) issued and outstanding immediately prior to the Effective Time (other than treasury shares, any shares of Company Common Stock held directly by Parent or Merger Subs immediately prior to the Effective Time and shares of Company Common Stock issued and outstanding immediately prior to the Effective Time and held by any holder who properly demands appraisal for such shares in accordance with Section 262 of the Delaware General Corporation Law) will be converted automatically into and shall thereafter represent the right to receive consideration per share consisting of:

•
a number of shares of common stock, par value $0.0001 per share, of Parent (the “
Parent Common Stock
”) equal to the exchange ratio (the “
Exchange Ratio
”) determined by dividing (x) the quotient obtained by dividing (1) $40,000,000 plus Company’s net cash as of the closing of the Mergers (the “
Closing
”), as calculated in accordance with the Merger Agreement, by (2) $5.2831 (the “
Parent Stock Price
”), by (y) the total number of shares of Company Common Stock outstanding immediately prior to the Effective Time, on a fully-diluted and as-converted basis
as determined in accordance with the Merger Agreement (the “
Upfront Consideration
”), plus any cash payable in lieu of a fractional share of Parent Common Stock; and

•
one contingent value right (a “
CVR
”) representing the right to receive the CVR Payment Amount (as defined below), as provided for in the CVR Agreement (as defined below) (collectively, with the Upfront Consideration, the “
Merger Consideration
”).

At the Effective Time, each option (a “
Company Stock Option
”) to purchase Company Common Stock granted under Company’s equity incentive plans that is outstanding immediately prior to the Effective Time shall be converted, assumed or cancelled as follows:

•
each Company Stock Option with an exercise price per share that is less than the value of the Upfront Consideration (an “
In-the-Money
 Option
”) shall be cancelled and converted into the right to receive:

a)
a number of shares of Parent Common Stock, subject to certain exceptions for fractional shares and applicable withholdings, equal to the quotient of (x) the product of (1) the total number of shares of vested and unvested Company Common Stock underlying the
In-the-Money
Option multiplied by (2) the excess of the value of the Upfront Consideration over the exercise price of such
In-the-Money
Option, divided by (y) the Parent Stock Price; and

b)	a number of CVRs equal to the vested and unvested shares of Company Common Stock underlying the In-the-Money Option;

•
each Company Stock Option held by a Company employee who continues employment with Parent and its affiliates after the Effective Time (a “
Covered Employee
”) and with an exercise price that is equal to or greater than the value of the Upfront Consideration (each, an “
Underwater Option
”) shall be assumed by Parent and converted into an option to acquire shares of Parent Common Stock (an “
Assumed Option
”), and with the same vesting schedule and other terms and conditions applicable to such Assumed Option immediately prior to the Effective Time, except that (i) each Assumed Option shall become exercisable for a number of shares of Parent Common Stock equal to the product (rounded down to the next whole number of shares) of (x) the number of shares of Company Common Stock that would have been issuable upon full exercise of such Assumed Option immediately prior to the Effective Time multiplied by (y) the Exchange Ratio, and (ii) the per share exercise price for such Assumed Option shall equal the quotient (rounded up to the next whole cent) obtained by dividing the exercise price per share of the Company Common Stock as of immediately prior to the Effective Time by the Exchange Ratio; and

•
each Underwater Option held by a Company employee who is not a Covered Employee shall be cancelled, and the holder of such Underwater Option shall receive no Merger Consideration with respect to such Underwater Option.

At the Effective Time, each Company restricted stock unit award (a “
Company RSU Award
”), whether vested or unvested, that is outstanding immediately prior to the Effective Time shall automatically be converted into the right to receive the Merger Consideration in respect of each share of Company Common Stock subject to such Company RSU Award, subject to certain exceptions for fractional shares and applicable withholdings.
Each CVR entitles the holder thereof to receive contingent payments, without interest, and subject to deduction for any required tax withholding, if applicable, equal to (i) the dollar amount of the Net CVR Payments (as defined below) received during the 10-year period
following the Closing (the “CVR Term”) divided by (ii) the total number of outstanding CVRs (the “CVR Payment Amount”).
For each fiscal quarter during the CVR Term (each, a “
CVR Payment Period
”), the “
Net CVR Payments
” shall equal the sum of the following, less any permitted deductions (as set forth in the CVR Agreement).

•
70% of all milestone- and royalty-based payments actually received by Parent, the Surviving Entity or their affiliates from GlaxoSmithKline Intellectual Property (No. 4) Limited under the License Agreement, dated December 16, 2020, between Company and GlaxoSmithKline Intellectual Property (No. 4) Limited;

•
70% of all milestone- and royalty-based payments actually received by Parent, the Surviving Entity or their affiliates from Novartis Institute for Biomedical Research, Inc. under the Novartis Agreement Collaboration Agreement, dated January 9, 2016, between Company and Novartis Institute for Biomedical Research, Inc.;

•
25% of any upfront payment actually received by Parent, the Surviving Entity or their affiliates under an agreement entered into by the Parent, the Surviving Entity or their affiliates after the Closing granting a third party development, manufacture or commercialization rights for the Company’s SRF114 proprietary drug product candidate in any market outside of the United States, less development costs and expenses incurred by Parent, the Surviving Entity or their affiliates after the Closing for the development of SRF114; and

•
50% of any upfront payment actually received by Parent, the Surviving Entity or their affiliates under an agreement entered into by Parent, the Surviving Entity or their affiliates after the Closing granting a third party development, manufacture or commercialization rights for the Company’s SRF388 proprietary drug product candidate in any market outside of the United States, less development costs and expenses incurred by Parent, the Surviving Entity or their affiliates after the Closing for the development of SRF388.

The obligations of the Company and Parent to consummate the Mergers and the other transactions contemplated by the Merger Agreement are subject to the satisfaction or waiver of certain conditions, including: (i) the Company’s net cash being no less than $19,600 as of the date of determination; (ii) the adoption of the Merger Agreement by holders of at least a majority of the Company Common Stock outstanding; (iii) Parent’s Registration Statement on Form S-4 to
be filed in connection with the Mergers having become effective and not subject to any stop order, and the shares of Parent Common Stock issuable in the Mergers having been approved for listing on the Nasdaq; (iv) execution of the CVR Agreement by Parent and the Rights Agent; and (v) other customary conditions for a transaction of this type, such as the absence of any legal restraint prohibiting the consummation of the Mergers and the absence of any material adverse effect for the Company or Parent. The parties have also made certain representations, warranties and covenants in the Merger Agreement, including covenants to conduct their respective businesses in the ordinary course in all material respects between the signing of the Merger Agreement and the Closing, prohibiting the parties from engaging in certain kinds of activities during such period without the consent of the other party and the use of commercially reasonable efforts to cause the conditions of the Mergers to be satisfied.
Termination
of BMR-Hampshire Lease
In connection with the announcement of the Mergers, on June 15, 2023, the Company entered into the Termination Agreement with the Landlord pursuant to which the parties agreed to terminate, as of September 15, 2023, as such date may be extended by the Company or accelerated by the Landlord subject to the terms of the Termination Agreement (such date, the “
Termination Date
”),, the Lease, by and between the Landlord and the Company, relating to the Premises. The original scheduled termination date of the Lease was March 31, 2030.

As consideration for the Company entering into the Termination Agreement, the Company agreed to pay $10,000 to the Landlord, with approximately $1,595 due upon execution of the Termination Agreement, and $8,405 being due on or before the Termination Date, subject to the terms and conditions of the Termination Agreement. The Company will have no further rent obligations to the Landlord pursuant to the Lease after the Termination Date.
Termination of Loan Agreement
In connection with the announcement of the Mergers, on June 15, 2023, the Company was required under the terms of the Loan Agreement by and among the Secured Parties and the Company, to pay in full all outstanding loan obligations due to the Secured Parties. Pursuant to the payoff letter, dated June 15, 2023, between the Company and the Secured Parties, the Loan Agreement terminated on June 15, 2023, when the Company paid in full all outstanding loan obligations of $25,000 due to the Secured Parties, along with $3,250 in fees and expenses pertaining to the termination of the Loan Agreement. At such time, all liens securing the Company’s obligations under the Loan Agreement were released.
Reduction in Force
Concurrent with the signing of the Merger Agreement, the Company announced a reduction in force as part of its cost savings efforts that is expected to result in the termination of approximately 50% of the Company’s remaining workforce (the “
June Reduction in Force
”). In connection with the June Reduction in Force, the affected employees will be provided severance benefits, including cash severance payments, acceleration of outstanding equity awards to the extent the Closing occurs within six months of such termination, and COBRA continuation or reimbursement, pursuant to each affected employee’s employment agreement with the Company or any applicable severance policy. Each affected employee’s eligibility for these severance benefits is contingent upon such employee’s entering into an effective separation agreement, which includes a general release of claims against the Company (the “Release Requirement”).